Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$ 359,960		$ 63,488
Financial assets at fair value through other comprehensive income
Designation of equity instruments	384,521		262,007
Financial assets at amortized cost
Cash and cash equivalents	5,906,176	$ 212,912	4,113,651
Financial assets at amortized cost	66,778		254,801
Notes receivable	1,035	37	599
Accounts receivable	6,344,246	228,704	5,364,156
Other receivables	86,879	3,132	51,436
Refundable deposits	21,278	767	21,186
Financial assets	13,170,873		10,131,324
Financial liabilities at amortized cost
Short-term bank loans	731,751	26,379
Notes payable	23	1	2,899
Accounts payable	1,012,391	36,496	966,821
Other payables	4,378,439	157,838	3,249,403
Long-term bank loans (including current portion)	9,413,365		7,733,565
Lease liabilities (including current portion)	851,251		870,495
Guarantee deposits	21,625	$ 779	21,670
Financial liabilities	$ 16,408,845		$ 12,844,853